Security deposits – non-current	12 Months Ended
Sep. 30, 2025
Security Deposits Non-current
Security deposits – non-current

Note 7. Security deposits – non-current

As of September 30, 2025, the Company paid $300,000 security deposits to game developers for games licensed by these game developers. The Company could exclusively distribute these licensed games with expiry dates ranging from October 2026 to February 2027.